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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: December 31, 2008

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       INSTITUTIONAL INVESTMENT MANAGER FILING MANAGER FILING THIS REPORT:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:   Mark Saussy
                         Title:  Managing Director
                         Phone:  229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

     /s/ Mark C. Saussy        Thomasville, GA        17-February-2009
     ------------------       ------------------     ------------------
         [Signature]            [City, State]              [Date]

                          Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

         Form 13F File Number               Name
         --------------------               ----
         28-01880                    Anchor Capital Advisors, LLC
         28-2013                     Harris Associates, LP
         28-41980                    Select Equity Group, Inc.
         28-3459                     Smith Asset Management Group, LP
         28-01474                    NWQ Investment Management Company, LLC

                                                   Report Summary:

         Number of Other Included Managers:               None
                                                       -----------
         Form 13F Information Table Entry Total:           58
                                                       -----------
         Form 13F Information Table Value Total:       $100,467.64
                                                       -----------
                                                       (thousands)

                        List of Other Included Managers:

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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                                                                                                   INVESTMENT     SOLE VOTING
NAME OF ISSUER                TITLE OF CLASS           CUSIP      VALUE (x1,000)      AMT SH/PRN   DISCRETION      AUTHORITY
--------------                --------------        -----------   --------------    ----- ------   ----------     ---------
ABBOTT LABS                        COM              002824 10 0        477.66         8,950 SH      SOLE              8,950
AFLAC INC                          COM              001055 10 2      2,795.55        60,985 SH      SOLE             60,985
APOLLO GROUP INC                   CL A             037604 10 5        841.29        10,980 SH      SOLE             10,980
BERKSHIRE HATHAWAY INC DEL         CL A             084670 10 8     12,461.40           129 SH      SOLE                129
BERKSHIRE HATHAWAY INC DEL         CL B             084670 20 7     11,396.84         3,546 SH      SOLE              3,546
BROOKFIELD ASSET MGMT INC          CL A LTD VT SH   112585 10 4        598.05        39,165 SH      SOLE             39,165
BROWN & BROWN INC                  COM              115236 10 1        952.83        45,590 SH      SOLE             45,590
C H ROBINSON WORLDWIDE INC         COM NEW          12541W 20 9        420.98         7,650 SH      SOLE              7,650
CB RICHARD ELLIS GROUP INC A       CL A             12497T 10 1        124.18        28,745 SH      SOLE             28,745
CEMEX SAB DE CV                    SPON ADR NEW     151290 88 9      1,272.24       139,195 SH      SOLE            139,195
CHEVRON CORP NEW                   COM              166764 10 0        791.41        10,699 SH      SOLE             10,699
CLEAR CHANNEL OUTDOOR HLDGS CL A   CL A             18451C 10 9        184.50        30,000 SH      SOLE             30,000
COCA COLA CO                       COM              191216 10 0      4,342.98        95,935 SH      SOLE             95,935
CONAGRA FOODS INC                  COM              205887 10 2        216.32        13,110 SH      SOLE             13,110
DELL INC                           COM              24702R 10 1      3,706.37       361,950 SH      SOLE            361,950
DENTSPLY INTL INC NEW              COM              249030 10 7        205.87         7,290 SH      SOLE              7,290
DISNEY WALT CO                     COM DISNEY       254687 10 6        553.30        24,385 SH      SOLE             24,385
EBAY INC                           COM              278642 10 3        213.80        15,315 SH      SOLE             15,315
EXXON MOBIL CORP                   COM              30231G 10 2      4,690.49        58,756 SH      SOLE             58,756
FAIRFAX FINL HLDGS LTD             Sub Vtg          303901 10 2      2,353.71         7,510 SH      SOLE              7,510
FASTENAL CO                        COM              311900 10 4        341.18         9,790 SH      SOLE              9,790
FLOWERS FOODS INC                  COM              343498 10 1     31,208.08     1,281,120 SH      SOLE          1,281,120
FRANKLIN ELEC INC                  COM              353514 10 2        446.67        15,890 SH      SOLE             15,890
GENERAL ELECTRIC CO                COM              369604 10 3        329.57        20,344 SH      SOLE             20,344
GREENLIGHT CAPITAL RE LTD          CLASS A          G4095J 10 9      1,026.79        79,045 SH      SOLE             79,045
HCC INS HLDGS INC                  COM              404132 10 2        417.57        15,610 SH      SOLE             15,610
IDEXX LABS INC                     COM              45168D 10 4        312.09         8,650 SH      SOLE              8,650
ISHARES TR                         S&P 100 IDX FD   464287 10 1        489.28        11,326 SH      SOLE             11,326
ISHARES TR                         S&P GLB100INDX   464287 57 2        634.87        12,662 SH      SOLE             12,662
JOHNSON & JOHNSON                  COM              478160 10 4      2,462.90        41,165 SH      SOLE             41,165
KIRBY CORP                         COM              497266 10 6        687.42        25,125 SH      SOLE             25,125
LABORATORY CORP AMER HLDGS         COM NEW          50540R 40 9        456.02         7,080 SH      SOLE              7,080
LENDER PROCESSING SVCS INC         COM              52602E 10 2        436.74        14,830 SH      SOLE             14,830
LEVEL 3 COMMUNICATIONS INC         COM              52729N 10 0      1,086.81     1,552,582 SH      SOLE          1,552,582
LIBERTY MEDIA CORP NEW             INT COM SER A    53071M 10 4        112.32        36,000 SH      SOLE             36,000
LIBERTY MEDIA CORP NEW             ENT COM SER A    53071M 50 0        488.83        27,965 SH      SOLE             27,965
MASTECH HOLDINGS INC               COM              57633B 10 0         59.71        25,090 SH      SOLE             25,090
MEREDITH CORP                      COM              589433 10 1        430.40        25,140 SH      SOLE             25,140
MICROSOFT CORP                     COM              594918 10 4        443.38        22,808 SH      SOLE             22,808
MILLIPORE CORP                     COM              601073 10 9        630.09        12,230 SH      SOLE             12,230
MOHAWK INDS INC                    COM              608190 10 4        431.42        10,040 SH      SOLE             10,040
MONSANTO CO NEW                    COM              61166W 10 1        350.34         4,980 SH      SOLE              4,980
MOODYS CORP                        COM              615369 10 5        559.10        27,830 SH      SOLE             27,830
O REILLY AUTOMOTIVE INC            COM              686091 10 9        592.67        19,280 SH      SOLE             19,280
PATTERSON COMPANIES INC            COM              703395 10 3        300.56        16,030 SH      SOLE             16,030
PAYCHEX INC                        COM              704326 10 7        311.16        11,840 SH      SOLE             11,840
PERKINELMER INC                    COM              714046 10 9        557.30        40,065 SH      SOLE             40,065
PHARMACEUTICAL HOLDRS TR           Depositry Rcpt   71712A 20 6        233.05         3,800 SH      SOLE              3,800
PROCTER & GAMBLE CO                COM              742718 10 9      2,416.30        39,086 SH      SOLE             39,086
RUBY TUESDAY INC                   COM              781182 10 0        208.83       133,870 SH      SOLE            133,870
SEI INVESTMENTS CO                 COM              784117 10 3        382.85        24,370 SH      SOLE             24,370
SYMANTEC CORP                      COM              871503 10 8        302.44        22,370 SH      SOLE             22,370
SYNOVUS FINL CORP                  COM              87161C 10 5        330.10        39,771 SH      SOLE             39,771
THERMO FISHER SCIENTIFIC           COM              883556 10 2        575.44        16,890 SH      SOLE             16,890
TOTAL SYS SVCS INC                 COM              891906 10 9        442.99        31,642 SH      SOLE             31,642
TRIAD GTY INC                      COM              895925 10 5         15.00        39,461 SH      SOLE             39,461
VCA ANTECH INC                     COM              918194 10 1        453.76        22,825 SH      SOLE             22,825
WASHINGTON POST CO                 CL B             939640 10 8        903.82         2,316 SH      SOLE              2,316
                                                                   ----------
                                   # of holdings reported    58    100,467.64
                                                                   ==========
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